6. Promissory Note Receivable: Schedule of Continuity (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Continuity
Total $
Balance, July 31, 2018 and 2017	-
Funds advanced	3,216,274
Accrued interest	197,429
Foreign exchange	(1,282)
Balance, July 31, 2019	3,412,421